SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [abstract]
Schedule of segment results
	The Railway Transportation Business			All other segments			Elimination			Total
	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment revenue
- Railroad and Business	14,633,738	16,170,309	17,294,901	-	-	-	-	-	-	14,633,738	16,170,309	17,294,901
- Other Businesses	672,455	663,418	705,423	458,944	487,097	395,661	(39,828)	(40,320)	(64,563)	1,091,571	1,110,195	1,036,521
Total revenue	15,306,193	16,833,727	18,000,324	458,944	487,097	395,661	(39,828)	(40,320)	(64,563)	15,725,309	17,280,504	18,331,422

Segment result	1,487,249	1,549,120	1,341,601	(28,549)	3,548	14,519	(6,862)	(8,659)	(8,988)	1,451,838	1,544,009	1,347,132

Finance costs/(income) - net	4,448	(2,728)	10,011	160	177	159	-	-	-	4,608	(2,551)	10,170
Share of results of associates, net of tax	2,499	7,223	6,944	-	-	-	-	-	-	2,499	7,223	6,944
Depreciation of fixed assets	1,404,439	1,511,570	1,655,657	7,303	7,400	6,803	-	-	-	1,411,742	1,518,970	1,662,460
Amortisation of leasehold land payments	17,949	27,338	34,348	10,464	11,332	11,332	-	-	-	28,413	38,670	45,680
Amortisation of long-term prepaid expenses	13,842	6,729	3,256	337	239	(88)	-	-	-	14,179	6,968	3,168
Impairment of fixed assets	80,393	-	11,185	-	-	-	-	-	-	80,393	-	11,185
Impairment of construction-in progress	2,434	5,662	-	-	-	-	-	-	-	2,434	5,662	-
Loss arising from business combination	-	-	-	45,073	-	-	-	-	-	45,073	-	-
Provision for/(reversal of) impairment of materials and supplies	64,096	(5,209)	7,844	-	-	-	-	-	-	64,096	(5,209)	7,844

Schedule of reconciliation of segment results
	The Railway Transportation Business			All other segments			Elimination			Total
	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment result	1,487,249	1,549,120	1,341,601	(28,549)	3,548	14,519	(6,862)	(8,659)	(8,988)	1,451,838	1,544,009	1,347,132
Income tax expense	(372,142)	(385,840)	(328,727)	(16,388)	(4,469)	(6,637)	-	-	-	(388,530)	(390,309)	(335,364)
Profit/(loss) for the year	1,115,107	1,163,280	1,012,874	(44,937)	(921)	7,882	(6,862)	(8,659)	(8,988)	1,063,308	1,153,700	1,011,768

Schedule of segment assets and liabilities
	The Railway Transportation Business		All other segments		Elimination		Total
	2016	2017	2016	2017	2016	2017	2016	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Total segment assets	32,483,625	33,621,101	586,519	535,840	(199,886)	(162,703)	32,870,258	33,994,238

Total segment assets include:
Investment in associates	167,604	174,548	-	-	-	-	167,604	174,548
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,817,557	2,415,143	3,279	1,083	-	-	2,820,836	2,416,226
Total segment liabilities	4,398,759	4,908,103	588,128	545,500	(146,684)	(116,446)	4,840,203	5,337,157